Income Taxes	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Income Taxes

Note 24. Income Taxes

On January 1, 2018, a tax reform became effective in Argentina. This reform reduced the income tax rate from 35.0% to 30.0% for 2018 and 2019, and then to 25.0% for the following years. In addition, such reform imposed a new tax on dividends paid to non-resident stockholders and resident individuals at a rate of 7.0% for 2018 and 2019, and then to 13.0% for the following years. For sales taxes in the province of Buenos Aires, the tax rate decreased from 1.75% to 1.5% in 2018; however, in the City of Buenos Aires, the tax rate increased from 1.0% to 2.0% in 2018, and will be reduced to 1.5% in 2019, 1.0% in 2020, 0.5% in 2021 and 0.0% in 2022.

On January 1, 2018, a new tax reform became effective in the Philippines. This reform mainly (i) reduced the income tax rate imposed on individuals in approximately 65.0%, (ii) increased the income tax rate from 5.0% on net capital gains from the sale of shares traded on or outside the stock exchange that do not exceed $100,000 Philippine pesos and 10.0% when the sale of shares exceeded $100,000 Philippine pesos, to a general tax rate of 15.0% on net capital gains from the sale of shares traded outside of the stock exchange by companies and individuals that are resident and non-resident, (iii) imposed an excise tax of 6.00 Philippine pesos per liter for sweetened beverages using caloric and non-caloric sweeteners, except for high fructose corn syrup (HFCS), and 12.00 Philippine pesos per liter for sweetened beverages using HFCS, (iv) imposed the obligation to issue electronic invoices and electronic sales reports, and (v) reduced the time period for keeping books and accounting records from 10 years to three years.

On January 1, 2017, a new general tax reform became effective in Colombia. This reform modifies the income tax rate to 33.0%, starting with a 34.0% for 2017 and then 33.0% for the next years. In addition, this reform includes an extra income tax rate of 6.0% for 2017 and 4.0% for 2018, for entities located outside free trade zone. Regarding taxpayers located in free trade zone, the special income tax rate increase to 20% for 2017. In 2016 the rate is 15.0%. Additionally, the supplementary income tax (9.0%) the temporary contribution to social programs (5.0 % to 9.0 % for 2015 to 2018), and the tax on net equity which were included in tax reform 2015 were eliminated. For 2017, the dividends received by individuals that are Colombian residents will be subject to a withholding of 35.0%; the dividends received by foreign individuals or entities non-residents in Colombia will be subject to a withholding of 5.0%. Finally, regarding the presumptive income on patrimony, the rate increased to a 3.5% for 2017 instead of 3.0% in 2016. Starting in 2017, the Colombian general rate of value-added tax (VAT) increased to 19.0%, replacing the 16.0% rate in effect till 2016.

During 2017, the Mexican government issued the Repatriation of Capital Decree which vas valid from January 19 until October 19, 2017. Through this decree, a fiscal benefit was attributed to residents in Mexico by applying an income tax of 8% (instead of the statutory rate of 30% normally applicable) to the total amount of income returned to the country resulting from foreign investments held until December 2016.

Additionally, the Repatriation of Capital Decree sustains that the benefit will solely apply to income and investments returned to the country throughout the period of the decree. The resources repatriated must be invested during the fiscal year of 2017 and remain in national territory for a period of at least two years from the return date.

Also in Brazil, starting 2016 the rates of value-added tax in certain states will be changed as follows: Mato Grosso do Sul – from 17.0% to 20.0%; Rio Grande do Sul from 18.0% to 20.0%; Minas Gerais—the tax rate will remain at 18.0% but there will be an additional 2.0% as a contribution to poverty eradication just for the sales to non-taxpayer (final consumers); Rio de Janeiro—the contribution related to poverty eradication fund will be increased from 1.0% to 2.0% effectively in April; Paraná—the rate will be reduced to 16.0% but a rate of 2.0% as a contribution to poverty eradication will be charged on sales to non-taxpayers.

Additionally in Brazil, starting on January 1st, 2016, the rates of federal production tax will be reduced and the rates of the federal sales tax will be increased. Coca-Cola FEMSA estimates of these taxes is 16.2% over the net sales. For 2017, we expected the average of these taxes will range between 15.0% and 17.0% over the net sales.

On April 1, 2015, the Brazilian government issued Decree No. 8.426/15 to impose, as of July 2015, PIS/COFINS (Social Contributions on Gross Revenues) of 4.65% on financial income (except for foreign exchange variations).

On January 1, 2015, a general tax reform became effective in Colombia. This reform included the imposition of a new temporary tax on net equity through 2017 to Colombian residents and non-residents who own property in Colombia directly or indirectly through branches or permanent establishments. The relevant taxable base will be determined annually based on a formula. For net equity that exceeds 5.0 billion Colombian pesos (approximately U.S. $2.1 million) the rate will be 1.15% in 2015, 1.00% in 2016 and 0.40% in 2017. In addition, the tax reform in Colombia imposed that the supplementary income tax at a rate of 9.0% as contributions to social programs, which was previously scheduled to decrease to 8.0% by 2015, will remain indefinitely. Additionally, this tax reform included the imposition of a temporary contribution to social programs at a rate of 5.0%, 6.0%, 8.0% and 9.0% for the years 2015, 2016, 2017 and 2018, respectively. Finally, this reform establishes an income tax deduction of 2.0% of value-added tax paid in the acquisition or import of hard assets, such as tangible and amortizable assets that are not sold or transferred in the ordinary course of business and that are used for the production of goods or services. Some of these rules were changed again through a new tax reform introduced at the end of 2016 and be effective in 2017, as described below.

On December 30, 2015, the Venezuelan government enacted a package of tax reforms that became effective in 2016. This reform mainly (i) eliminated the inflationary adjustments for the calculation of income tax as well as the new investment tax deduction, and (ii) imposed a new tax on financial transactions effective as of February 1, 2016, for those identified as “special taxpayers,” at a rate of 0.75% over certain financial transactions, such as bank withdrawals, transfer of bonds and securities, payment of debts without intervention of the financial system and debits on bank accounts for cross-border payments, which will be immediately withheld by the banks. Given the inherent uncertainty as to how the Venezuelan Tax Administration will require that the aforementioned inflation adjustments be applied, starting 2016 the Company decided to recognize the effects of elimination of the inflationary adjustments.

24.1 Income Tax

The major components of income tax expense for the years ended December 31, 2017, 2016 and 2015 are:

	2017		2016		2015
Current tax expense	Ps.	18,801	Ps.	13,548	Ps.	9,879
Deferred tax expense:
Origination and reversal of temporary differences		(7,385)		(3,947)		826
(Recognition) application of tax losses, net		(823)		(1,693)		(2,789)
Change in the statutory rate		(10)		(20)		16

Total deferred tax income		(8,218)		(5,660)		(1,947)

	Ps.	10,583	Ps.	7,888	Ps.	7,932

Recognized in Consolidated Statement of Other Comprehensive Income (OCI)

Income tax related to items charged or recognized directly in OCI during the year:	2017		2016		2015
Unrealized loss on cash flow hedges	Ps.	(191)	Ps.	745	Ps.	93
Exchange differences on translation of foreign operations		387		4,478		1,699
Remeasurements of the net defined benefit liability		(154)		(49)		49
Share of the other comprehensive income of associates and joint ventures		(1,465)		(1,385)		193

Total income tax cost recognized in OCI	Ps.	(1,423)	Ps.	3,789	Ps.	2,034

A reconciliation between tax expense and income before income taxes and share of the profit or loss of associates and joint ventures accounted for using the equity method multiplied by the Mexican domestic tax rate for the years ended December 31, 2017, 2016 and 2015 is as follows:

	2017	2016	2015
Mexican statutory income tax rate	30.0%	30.0%	30.0%
Difference between book and tax inflationary values and translation effects	(6.2%)	(2.4%)	(1.3%)
Annual inflation tax adjustment	0.4%	0.6%	(1.5%)
Difference between statutory income tax rates	1.8%	1.2%	0.4%
Repatriation of capital benefit decree	(20.2%)	—	—
Non-deductible expenses	2.4%	2.8%	3.3%
(Non-taxable) income	—	(0.4%)	(0.3%)
Hedge of a net investment in foreign operations	(1.4%)	(2.2%)	—
Effect of changes in Venezuela tax law	—	3.6%	—
Income tax credits	(1.8%)	(3.9%)	—
Philippines consolidation profit	(2.2%)	—	—
Venezuela desconsolidation effect	23.4%	—	—
Others	0.3%	(1.6%)	0.8%

	26.5%	27.6%	31.5%

Deferred Income Tax Related to:

	Consolidated Statement of Financial Position as of				Consolidated Statement of Income
	December 31, 2017		December 31, 2016		2017		2016		2015
Allowance for doubtful accounts	Ps.	(152)	Ps.	(172)	Ps.	16	Ps.	(17)	Ps.	93
Inventories		(151)		(112)		(1)		(151)		(14)
Other current assets		101		64		34		(80)		21
Property, plant and equipment, net (3)		(2,733)		(471)		(2,537)		670		(314)
Investments in associates and joint ventures		(6,989)		(1,227)		(5,094)		75		684
Other assets		254		257		(155)		234		(52)
Finite useful lived intangible assets		894		201		207		(1,506)		201
Indefinite lived intangible assets		9,957		9,376		968		7,391		84
Post-employment and other long-term employee benefits		(965)		(692)		(217)		(34)		86
Derivative financial instruments		84		255		(171)		128		165
Provisions		(3,500)		(2,956)		(557)		(411)		(8)
Temporary non-deductible provision		(222)		(3,450)		(144)		(9,118)		735
Employee profit sharing payable		(351)		(340)		(11)		(29)		(43)
Tax loss carryforwards		(10,218)		(8,889)		(823)		(1,693)		(2,789)
Tax credits to recover (2)		(2,308)		(1,150)		(705)		(1,150)		—
Accumulated other comprehensive income(1)		239		537		(224)		—		—
Exchange differences on translation of foreign operations in OCI		7,168		7,694		—		—		—
Other liabilities		(828)		59		1,220		102		(113)

Deferred tax income					Ps.	(8,194)	Ps.	(5,589)	Ps.	(1,264)
Deferred tax income net recorded in share of the profit of associates and joint ventures accounted for using the equity method						(24)		(71)		(683)

Deferred tax income, net					Ps.	(8,218)	Ps.	(5,660)	Ps.	(1,947)

Deferred income taxes, net		(9,720)		(1,016)
Deferred tax asset		(15,853)		(12,053)
Deferred tax liability	Ps.	6,133	Ps.	11,037

(1)	Deferred tax related to derivative financial instruments and remeasurements of the net defined benefit liability.
(2)	Correspond to income tax credits arising from dividends received from foreign subsidiaries to be recovered within the next ten years accordingly to the Mexican Income Tax law as well as effects of the exchange of foreign currencies with a related and non-related parties.
(3)	As a result of the change in the application of the law, the Company recognized a deferred tax liability in Venezuela for an amount of Ps. 1,107 with their corresponding impact on the income tax of the year as disclosed in the effective tax rate reconciliation.

As a result of the change in the application of the law, the Company recognized a deferred tax liability in Venezuela for an amount of Ps. 1,107 with their corresponding impact on the income tax of the year as disclosed in the effective tax rate reconciliation. The liability was derecognized in 2017 upon deconsolidation of Coca-Cola FEMSA’s Venezuelan operations.

Deferred tax related to Accumulated Other Comprehensive Income (AOCI)

Income tax related to items charged or recognized directly in AOCI as of the year:	2017		2016
Unrealized loss on derivative financial instruments	Ps.	641	Ps.	847
Remeasurements of the net defined benefit liability		(402)		(306)

Total deferred tax loss (income) related to AOCI	Ps.	239	Ps.	541

The changes in the balance of the net deferred income tax asset are as follows:

	2017		2016		2015
Initial balance	Ps.	(1,016)	Ps.	(2,063)	Ps.	(2,635)
Deferred tax provision for the year		(8,218)		(5,660)		(1,979)
Deferred tax income net recorded in share of the profit of associates and joint ventures accounted for using the equity method		(67)		71		683
Acquisition of subsidiaries (see Note 4)		(367)		1,375		(161)
Effects in equity:
Unrealized loss on cash flow hedges		(83)		1,008		184
Exchange differences on translation of foreign operations		(1,472)		3,260		1,729
Remeasurements of the net defined benefit liability		131		(479)		121
Retained earnings of associates		(38)		(224)		(396)
Cash flow hedges in foreign investments		(540)		(618)		—
Restatement effect of the year and beginning balances associated with hyperinflationary economies		1,689		2,314		359
Deconsolidation of subsidiaries		261		—		—

Ending balance	Ps.	(9,720)	Ps.	(1,016)	Ps.	(2,063)

The Company offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities related to income taxes are levied by the same tax authority.

Tax Loss Carryforwards

The subsidiaries in Mexico, Colombia and Brazil have tax loss carryforwards. The tax losses carryforwards and their years of expiration are as follows:

Year	Tax Loss Carryforwards
2018	Ps.	665
2019		98
2020		111
2021		116
2022		122
2023		479
2024		86
2025		410
2026 and thereafter		10,681
No expiration (Brazil and Colombia)		16,719

	Ps.	29,487

The Company recorded certain goodwill balances due to acquisitions that are deductible for Brazilian income tax reporting purposes. The deduction of such goodwill amortization has resulted in the creation of NOLs in Brazil. NOLs in Brazil have no expiration, but their usage is limited to 30% of Brazilian taxable income in any given year. As of December 31, 2017, The Company believes that it is more likely than not that it will ultimately recover such NOLs through the reversal of temporary differences and future taxable income. Accordingly the related deferred tax assets have been fully recognized.

The changes in the balance of tax loss carryforwards are as follows:

	2017		2016
Balance at beginning of the year	Ps.	27,452	Ps.	16,463
Reserved		—		(2)
Additions		5,673		6,349
Usage of tax losses		(3,157)		(168)
Translation effect of beginning balances		(481)		4,810

Balance at end of the year	Ps.	29,487	Ps.	27,452

There were no withholding taxes associated with the payment of dividends in either 2017, 2016 or 2015 by the Company to its shareholders.

The Company has determined that undistributed profits of its subsidiaries will not be distributed in the foreseeable future. The temporary differences associated with investments in subsidiaries, associates and joint ventures, for which a deferred tax liability has not been recognized, aggregate to Ps. 41,915 (December 31, 2016: Ps. 41,204 and December 31, 2015: Ps. 44,082).

24.2 Recoverable taxes

Recoverable taxes are mainly integrated by higher provisional payments of income tax during 2017 in comparison to prior year, which will be compensated during 2018.

The operations in Guatemala, Panama, Philippines and Colombia are subject to a minimum tax, which is based primary on a percentage of assets and gross margin, except in the case of Panama. Any payments are recoverable in future years, under certain conditions.